INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Software	$207,218	$224,349
Land use right	2,094,167	2,267,289
Less: accumulated amortization	(456,379)	(428,221)
Intangible assets, net	$1,845,006	$2,063,417

Amortization expense was $63,460, $82,472, and $80,396, for the years ended June 30, 2023, 2022 and 2021, respectively. In connection with the $4.6 million long-term loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its land use right with net book value of $1.8 million as the collateral to secure the loans (See Note 8)

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 6 – INTANGIBLE ASSETS, NET (continued)

Estimated future amortization expense is as follows:

Twelve months ending June 30,	Amortization expense
2024	$74,886
2025	57,277
2026	56,680
2027	56,680
Thereafter	1,599,483
Total	$1,845,006